Schedule of Investments(a)
January 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–31.01%
Advertising–0.11%
Lamar Media Corp.,
4.00%, 02/15/2030	$73,000	$70,198
3.63%, 01/15/2031	1,807,000	1,683,464
		1,753,662
Aerospace & Defense–0.20%
Boeing Co. (The),
4.51%, 05/01/2023	176,000	181,988
2.75%, 02/01/2026	119,000	120,608
2.25%, 06/15/2026	134,000	132,396
General Dynamics Corp., 3.25%, 04/01/2025	201,000	209,651
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	2,433,000	2,524,736
		3,169,379
Agricultural & Farm Machinery–0.01%
Deere & Co., 2.75%, 04/15/2025	225,000	232,207
Airlines–0.47%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	4,676,000	4,794,840
5.75%, 04/20/2029(b)	722,000	740,382
Southwest Airlines Co., 4.75%, 05/04/2023	159,000	165,133
United Airlines, Inc., 4.38%, 04/15/2026(b)	1,902,000	1,891,292
		7,591,647
Alternative Carriers–0.10%
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	1,574,000	1,576,227
Apparel Retail–0.12%
Gap, Inc. (The), 3.63%, 10/01/2029(b)(c)	1,852,000	1,725,722
Ross Stores, Inc., 0.88%, 04/15/2026	264,000	251,852
		1,977,574
Application Software–0.02%
Adobe, Inc., 3.25%, 02/01/2025	225,000	234,675
Citrix Systems, Inc., 1.25%, 03/01/2026	70,000	68,841
		303,516
Asset Management & Custody Banks–0.05%
FS KKR Capital Corp., 4.63%, 07/15/2024	274,000	285,391
Golub Capital BDC, Inc., 3.38%, 04/15/2024	193,000	196,189
Legg Mason, Inc., 4.75%, 03/15/2026	59,000	65,070
Main Street Capital Corp., 5.20%, 05/01/2024	174,000	182,521
	Principal Amount	Value
Asset Management & Custody Banks–(continued)
Owl Rock Capital Corp., 5.25%, 04/15/2024	$138,000	$145,512
		874,683
Auto Parts & Equipment–0.45%
Clarios Global L.P., 6.75%, 05/15/2025(b)	53,000	55,049
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	2,529,000	2,647,724
Dana, Inc.,
5.38%, 11/15/2027	1,016,000	1,051,534
5.63%, 06/15/2028	722,000	751,956
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	2,666,000	2,644,139
		7,150,402
Automobile Manufacturers–0.91%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	2,612,000	2,431,302
Ford Motor Co.,
3.25%, 02/12/2032(c)	1,800,000	1,715,706
4.75%, 01/15/2043(c)	1,353,000	1,384,823
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	682,000	718,023
3.38%, 11/13/2025	811,000	813,279
5.11%, 05/03/2029	1,925,000	2,063,128
4.00%, 11/13/2030	2,737,000	2,756,145
General Motors Co., 6.13%, 10/01/2025	135,000	152,274
General Motors Financial Co., Inc.,
2.75%, 06/20/2025	375,000	380,197
5.25%, 03/01/2026	181,000	199,154
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	1,842,000	1,917,384
Toyota Motor Credit Corp., 2.70%, 01/11/2023	98,000	99,584
		14,630,999
Automotive Retail–0.27%
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028(c)	459,000	456,524
4.63%, 11/15/2029(b)	2,208,000	2,176,558
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	1,801,000	1,761,081
		4,394,163
Broadcasting–0.17%
Discovery Communications LLC, 3.80%, 03/13/2024	225,000	233,489
Fox Corp., 4.03%, 01/25/2024	250,000	261,493
Gray Television, Inc., 7.00%, 05/15/2027(b)	2,127,000	2,256,705
		2,751,687
Building Products–0.11%
Standard Industries, Inc., 5.00%, 02/15/2027(b)	1,698,000	1,713,231

See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Cable & Satellite–1.62%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 02/01/2028(b)	$1,436,000	$1,455,329
4.50%, 08/15/2030(b)	3,561,000	3,477,815
4.50%, 05/01/2032	3,530,000	3,407,580
CSC Holdings LLC,
6.50%, 02/01/2029(b)	1,995,000	2,080,885
5.75%, 01/15/2030(b)	2,048,000	1,932,575
4.63%, 12/01/2030(b)	1,481,000	1,320,200
4.50%, 11/15/2031(b)	998,000	931,503
5.00%, 11/15/2031(b)(c)	320,000	288,736
DISH DBS Corp., 7.75%, 07/01/2026	155,000	159,775
DISH Network Corp., Conv., 3.38%, 08/15/2026	2,561,000	2,390,154
Gray Escrow II, Inc., 5.38%, 11/15/2031(b)	1,314,000	1,297,969
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(b)	2,088,000	2,006,996
4.00%, 07/15/2028(b)	1,447,000	1,402,338
Time Warner Entertainment Co. L.P., 8.38%, 03/15/2023	38,000	40,846
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)	812,000	766,918
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	1,061,000	1,082,856
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	1,944,000	1,878,186
		25,920,661
Casinos & Gaming–0.42%
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(b)(d)	100,895	98,372
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	3,395,000	3,456,619
Scientific Games International, Inc.,
8.63%, 07/01/2025(b)	598,000	634,589
7.25%, 11/15/2029(b)	595,000	645,444
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	1,863,000	1,813,547
		6,648,571
Computer & Electronics Retail–0.01%
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	125,000	141,966
Construction & Engineering–0.11%
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	1,699,000	1,745,459
Construction Machinery & Heavy Trucks–0.02%
Wabtec Corp., 3.45%, 11/15/2026	235,000	243,872
Consumer Finance–0.62%
Capital One Bank USA N.A., 3.38%, 02/15/2023	250,000	255,898
	Principal Amount	Value
Consumer Finance–(continued)
FirstCash, Inc., 5.63%, 01/01/2030(b)	$1,846,000	$1,848,068
Navient Corp.,
7.25%, 09/25/2023	1,216,000	1,281,153
5.00%, 03/15/2027	349,000	338,691
OneMain Finance Corp.,
7.13%, 03/15/2026	2,966,000	3,265,533
3.88%, 09/15/2028	983,000	919,380
5.38%, 11/15/2029	2,036,000	2,070,368
		9,979,091
Copper–0.22%
First Quantum Minerals Ltd. (Zambia), 6.88%, 10/15/2027(b)	3,303,000	3,514,260
Data Processing & Outsourced Services–0.13%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	225,000	237,689
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)(c)	1,932,000	1,843,746
Western Union Co. (The), 1.35%, 03/15/2026	75,000	72,155
		2,153,590
Department Stores–0.16%
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)	1,616,000	1,649,694
4.50%, 12/15/2034	1,001,000	918,968
		2,568,662
Distillers & Vintners–0.03%
Constellation Brands, Inc., 3.70%, 12/06/2026	117,000	124,446
Diageo Capital PLC (United Kingdom),
2.63%, 04/29/2023	200,000	202,951
3.50%, 09/18/2023	200,000	206,563
		533,960
Diversified Banks–0.93%
Banco Nacional de Desenvolvimento Economico e Social (Brazil), 5.75%, 09/26/2023(b)	1,637,000	1,731,504
Banco Santander S.A. (Spain),
3.85%, 04/12/2023	200,000	205,396
2.75%, 05/28/2025	400,000	405,858
Bank of America Corp.,
4.45%, 03/03/2026	200,000	216,233
3.50%, 04/19/2026	160,000	168,916
1.32%, 06/19/2026(e)	160,000	155,350
1.20%, 10/24/2026(e)	160,000	153,896
Banque Centrale de Tunisie International Bond (Tunisia), 5.75%, 01/30/2025(b)	600,000	466,446
Barclays PLC (United Kingdom), 4.38%, 09/11/2024	306,000	321,856
BNP Paribas S.A. (France), 3.25%, 03/03/2023	105,000	107,282
Canadian Imperial Bank of Commerce (Canada), 2.25%, 01/28/2025	350,000	353,184
Citigroup, Inc., 3.11%, 04/08/2026(e)	225,000	230,983
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Diversified Banks–(continued)
Export-Import Bank of India (India), 3.88%, 02/01/2028(b)	$1,961,000	$2,052,256
HSBC Holdings PLC (United Kingdom), 3.60%, 05/25/2023	203,000	209,035
JPMorgan Chase & Co.,
3.38%, 05/01/2023	200,000	205,286
2.30%, 10/15/2025(e)	365,000	367,536
2.01%, 03/13/2026(e)	134,000	133,485
2.08%, 04/22/2026(e)	134,000	133,427
1.05%, 11/19/2026(e)	160,000	152,754
Lloyds Banking Group PLC (United Kingdom),
3.90%, 03/12/2024	606,000	632,295
4.45%, 05/08/2025	275,000	294,192
Mitsubishi UFJ Financial Group, Inc. (Japan),
3.46%, 03/02/2023	152,000	155,646
0.96%, 10/11/2025(e)	200,000	194,682
NatWest Group PLC (United Kingdom),
6.10%, 06/10/2023	11,000	11,609
6.00%, 12/19/2023	51,000	54,771
5.13%, 05/28/2024	529,000	563,402
PNC Bank N.A., 4.20%, 11/01/2025	275,000	296,781
Royal Bank of Canada (Canada), 4.65%, 01/27/2026	125,000	136,840
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.35%, 01/15/2025	275,000	278,205
2.63%, 07/14/2026	150,000	152,397
Toronto-Dominion Bank (The) (Canada), 3.50%, 07/19/2023	200,000	206,443
U.S. Bank N.A., 3.40%, 07/24/2023	250,000	257,539
US Bancorp, 1.45%, 05/12/2025	125,000	123,614
Vnesheconombank Via VEB Finance PLC (Russia),
5.94%, 11/21/2023(b)	1,450,000	1,469,250
6.80%, 11/22/2025(b)	1,418,000	1,478,265
Wells Fargo & Co., 2.19%, 04/30/2026(e)	150,000	149,904
Westpac Banking Corp. (Australia),
3.65%, 05/15/2023	17,000	17,545
3.30%, 02/26/2024(c)	559,000	580,798
		14,824,861
Diversified Capital Markets–0.02%
Deutsche Bank AG (Germany),
3.70%, 05/30/2024	185,000	191,543
3.70%, 05/30/2024	188,000	194,986
		386,529
	Principal Amount	Value
Diversified Metals & Mining–0.24%
Corp. Nacional del Cobre de Chile (Chile),
6.15%, 10/24/2036(b)	$1,390,000	$1,742,983
5.63%, 10/18/2043(b)	95,000	116,224
4.88%, 11/04/2044(b)	105,000	117,111
4.50%, 08/01/2047(b)	1,740,000	1,878,440
		3,854,758
Diversified REITs–0.32%
DigitalBridge Group, Inc., Conv., 5.00%, 04/15/2023	1,253,000	1,280,191
iStar, Inc.,
4.75%, 10/01/2024	3,089,000	3,130,902
5.50%, 02/15/2026	636,000	647,874
		5,058,967
Drug Retail–0.00%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	75,000	78,502
Electric Utilities–0.33%
Berkshire Hathaway Energy Co., 3.50%, 02/01/2025	127,000	132,876
Duke Energy Corp., 3.75%, 04/15/2024	300,000	311,596
Edison International, 2.95%, 03/15/2023	45,000	45,486
Pacific Gas and Electric Co., 3.75%, 02/15/2024	230,000	236,458
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)(c)	932,000	836,214
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	689,000	703,490
5.00%, 07/31/2027(b)	1,213,000	1,223,856
4.38%, 05/01/2029(b)(c)	1,913,000	1,849,278
		5,339,254
Electronic Components–0.02%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	422,000	397,140
Environmental & Facilities Services–0.14%
Covanta Holding Corp.,
4.88%, 12/01/2029(b)	1,359,000	1,351,967
5.00%, 09/01/2030	975,000	967,371
		2,319,338
Fertilizers & Agricultural Chemicals–0.21%
Consolidated Energy Finance S.A. (Switzerland),
6.50%, 05/15/2026(b)	799,000	815,016
5.63%, 10/15/2028(b)	1,018,000	958,330
OCI N.V. (Netherlands), 4.63%, 10/15/2025(b)	1,612,000	1,660,521
		3,433,867
Food Distributors–0.27%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(b)(c)	2,630,000	2,579,241
Prosperous Ray Ltd. (China), 4.63%, 11/12/2023(b)	1,750,000	1,826,602
		4,405,843
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Gas Utilities–0.02%
ONE Gas, Inc., 1.10%, 03/11/2024	$250,000	$245,777
Health Care Facilities–0.38%
CommonSpirit Health, 1.55%, 10/01/2025	64,000	62,540
Encompass Health Corp., 4.50%, 02/01/2028(c)	1,840,000	1,839,301
HCA, Inc.,
4.75%, 05/01/2023	43,000	44,656
5.00%, 03/15/2024	468,000	496,126
5.88%, 02/15/2026	1,214,000	1,323,084
5.38%, 09/01/2026	469,000	509,435
5.88%, 02/01/2029	661,000	747,921
3.50%, 09/01/2030	892,000	889,386
Universal Health Services, Inc., 1.65%, 09/01/2026(b)	134,000	129,279
		6,041,728
Health Care REITs–0.34%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	1,929,000	1,912,594
Diversified Healthcare Trust,
4.75%, 05/01/2024	869,000	869,921
9.75%, 06/15/2025	77,000	81,792
4.38%, 03/01/2031	2,727,000	2,464,667
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	120,000	131,280
		5,460,254
Health Care Services–0.45%
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	1,693,000	1,764,749
6.13%, 04/01/2030(b)(c)	1,842,000	1,756,531
DaVita, Inc.,
4.63%, 06/01/2030(b)	1,727,000	1,682,720
3.75%, 02/15/2031(b)	1,928,000	1,774,695
Sutter Health, Series 20A, 1.32%, 08/15/2025	167,000	162,997
		7,141,692
Homebuilding–0.14%
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(b)	2,177,000	2,269,827
Hotel & Resort REITs–0.01%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	101,000	107,034
Hotels, Resorts & Cruise Lines–0.13%
Carnival Corp., 10.50%, 02/01/2026(b)(c)	1,831,000	2,058,776
Expedia Group, Inc., 3.60%, 12/15/2023	44,000	45,329
		2,104,105
Household Products–0.16%
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	2,777,000	2,524,571
Hypermarkets & Super Centers–0.01%
Walmart, Inc., 2.55%, 04/11/2023	200,000	202,901
	Principal Amount	Value
Independent Power Producers & Energy Traders–0.26%
Calpine Corp., 3.75%, 03/01/2031(b)	$1,883,000	$1,714,189
Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	1,728,000	1,781,421
3.75%, 02/15/2031(b)	375,000	353,713
Vistra Corp., 7.00%(b)(e)(f)	301,000	299,933
		4,149,256
Industrial Machinery–0.34%
EnPro Industries, Inc., 5.75%, 10/15/2026	1,676,000	1,741,556
Ritchie Bros. Holdings, Inc. (Canada), 4.75%, 12/15/2031(b)(c)	1,827,000	1,842,548
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	1,806,000	1,789,981
Stanley Black & Decker, Inc., 3.40%, 03/01/2026	134,000	141,014
		5,515,099
Integrated Oil & Gas–1.58%
BP Capital Markets PLC (United Kingdom),
2.75%, 05/10/2023	314,000	319,736
3.51%, 03/17/2025	300,000	314,757
Cenovus Energy, Inc. (Canada), 5.38%, 07/15/2025	161,000	176,182
Exxon Mobil Corp., 1.57%, 04/15/2023	500,000	502,662
KazMunayGas National Co. JSC (Kazakhstan), 6.38%, 10/24/2048(b)	1,000,000	1,213,824
Occidental Petroleum Corp.,
8.50%, 07/15/2027	750,000	902,048
6.13%, 01/01/2031(c)	2,034,000	2,351,050
4.10%, 02/15/2047	2,302,000	2,108,402
Petroleos Mexicanos (Mexico),
6.84%, 01/23/2030	3,100,000	3,177,453
6.63%, 06/15/2035(c)	3,555,000	3,320,299
7.69%, 01/23/2050	4,600,000	4,269,582
Petronas Capital Ltd. (Malaysia),
3.50%, 03/18/2025(b)	1,000,000	1,044,800
4.55%, 04/21/2050(b)	2,120,000	2,522,941
Saudi Arabian Oil Co. (Saudi Arabia), 4.25%, 04/16/2039(b)	2,812,000	3,042,983
		25,266,719
Integrated Telecommunication Services–0.55%
Altice France S.A. (France),
8.13%, 02/01/2027(b)	945,000	1,000,571
5.13%, 07/15/2029(b)	1,193,000	1,109,365
5.50%, 10/15/2029(b)	1,190,000	1,129,500
British Telecommunications PLC (United Kingdom), 4.50%, 12/04/2023	200,000	209,377
Iliad Holding S.A.S. (France),
6.50%, 10/15/2026(b)	889,000	901,837
7.00%, 10/15/2028(b)	1,822,000	1,855,352
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)(c)	2,909,000	2,659,044
		8,865,046
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Interactive Home Entertainment–0.23%
Cinemark USA, Inc., 5.88%, 03/15/2026(b)(c)	$1,964,000	$1,932,252
WMG Acquisition Corp., 3.75%, 12/01/2029(b)	1,806,000	1,719,930
		3,652,182
Interactive Media & Services–0.45%
Audacy Capital Corp., 6.75%, 03/31/2029(b)(c)	2,727,000	2,566,721
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	1,790,000	1,771,581
Scripps Escrow II, Inc.,
3.88%, 01/15/2029(b)	2,068,000	1,976,863
5.38%, 01/15/2031(b)	963,000	954,155
		7,269,320
Internet & Direct Marketing Retail–0.02%
Alibaba Group Holding Ltd. (China), 2.80%, 06/06/2023	200,000	203,257
eBay, Inc., 2.75%, 01/30/2023	99,000	100,526
		303,783
Internet Services & Infrastructure–0.01%
VeriSign, Inc., 5.25%, 04/01/2025	150,000	163,481
Investment Banking & Brokerage–0.43%
BGC Partners, Inc., 5.38%, 07/24/2023	33,000	34,525
Goldman Sachs Group, Inc. (The),
3.63%, 01/22/2023	200,000	205,172
3.20%, 02/23/2023	241,000	245,991
MDGH GMTN (RSC) Ltd. (United Arab Emirates),
4.50%, 11/07/2028(b)	1,180,000	1,325,298
3.75%, 04/19/2029(b)	1,740,000	1,872,806
Morgan Stanley, 3.75%, 02/25/2023	268,000	276,036
NFP Corp.,
4.88%, 08/15/2028(b)	734,000	718,201
6.88%, 08/15/2028(b)	2,079,000	1,980,923
Nomura Holdings, Inc. (Japan), 1.65%, 07/14/2026	200,000	192,453
		6,851,405
IT Consulting & Other Services–0.24%
Gartner, Inc.,
4.50%, 07/01/2028(b)	2,524,000	2,577,446
3.63%, 06/15/2029(b)	919,000	892,873
International Business Machines Corp.,
3.45%, 02/19/2026	150,000	157,675
3.30%, 05/15/2026	100,000	104,572
Kyndryl Holdings, Inc., 2.05%, 10/15/2026(b)	186,000	178,004
		3,910,570
Life & Health Insurance–0.01%
Principal Financial Group, Inc., 3.40%, 05/15/2025	160,000	167,239
Managed Health Care–0.17%
Anthem, Inc., 3.30%, 01/15/2023	112,000	114,339
	Principal Amount	Value
Managed Health Care–(continued)
Centene Corp.,
4.63%, 12/15/2029	$656,000	$683,185
3.00%, 10/15/2030(c)	1,958,000	1,902,970
		2,700,494
Marine Ports & Services–0.20%
DP World Ltd. (United Arab Emirates), 6.85%, 07/02/2037(b)	2,590,000	3,248,425
Metal & Glass Containers–0.13%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)	1,996,000	2,043,455
Movies & Entertainment–0.01%
RELX Capital, Inc. (United Kingdom), 3.50%, 03/16/2023	110,000	112,456
Multi-line Insurance–0.02%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	94,000	105,762
XLIT Ltd. (Bermuda), 4.45%, 03/31/2025	194,000	208,178
		313,940
Multi-Utilities–0.05%
DTE Energy Co., Series E, Investment Units, 5.25%, 12/01/2077	21,333	551,245
Public Service Enterprise Group, Inc., 2.88%, 06/15/2024	230,000	234,705
		785,950
Office REITs–0.01%
Office Properties Income Trust, 2.65%, 06/15/2026	133,000	130,235
Oil & Gas Drilling–0.60%
Nabors Industries Ltd., 7.25%, 01/15/2026(b)	982,000	941,665
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	1,784,000	1,832,962
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	1,565,000	1,592,857
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	1,437,000	1,441,160
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	142,000	141,852
6.88%, 04/15/2040(b)	1,577,000	1,673,859
Valaris Ltd., Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(d)	1,871,000	1,948,516
		9,572,871
Oil & Gas Exploration & Production–1.32%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	2,102,000	2,216,832
Baytex Energy Corp. (Canada), 8.75%, 04/01/2027(b)(c)	1,678,000	1,797,725
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Callon Petroleum Co.,
6.13%, 10/01/2024	$962,000	$963,164
8.00%, 08/01/2028(b)(c)	3,478,000	3,548,917
Civitas Resources, Inc., 5.00%, 10/15/2026(b)	1,955,000	1,957,141
Genesis Energy L.P./Genesis Energy Finance Corp.,
5.63%, 06/15/2024	10,000	9,912
8.00%, 01/15/2027	1,257,000	1,267,295
7.75%, 02/01/2028	1,552,000	1,532,934
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(b)	1,068,000	1,109,689
5.75%, 02/01/2029(b)	662,000	676,332
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	3,046,000	3,180,207
Sinopec Group Overseas Development 2018 Ltd. (China), 2.95%, 11/12/2029(b)	2,760,000	2,827,469
		21,087,617
Oil & Gas Refining & Marketing–0.03%
HollyFrontier Corp., 5.88%, 04/01/2026	94,000	103,305
Weatherford International Ltd., 6.50%, 09/15/2028(b)(c)	329,000	341,777
		445,082
Oil & Gas Storage & Transportation–0.49%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 4.60%, 11/02/2047(b)	1,587,000	1,780,773
Energy Transfer L.P.,
3.60%, 02/01/2023	117,000	118,891
3.90%, 05/15/2024	236,000	244,235
Series 5Y, 4.20%, 09/15/2023	33,000	34,212
Energy Transfer L.P./Regency Energy Finance Corp., 4.50%, 11/01/2023	34,000	35,255
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(b)	3,511,000	3,751,960
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(b)	1,904,000	1,824,565
		7,789,891
Other Diversified Financial Services–0.13%
Hazine Mustesarligi Varlik Kiralama A.S. (Turkey), 5.00%, 04/06/2023(b)	320,000	322,481
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	1,811,000	1,778,320
		2,100,801
Packaged Foods & Meats–0.01%
Tyson Foods, Inc., 4.00%, 03/01/2026	127,000	135,172
Paper Packaging–0.01%
Berry Global, Inc., 1.57%, 01/15/2026	134,000	129,397
	Principal Amount	Value
Pharmaceuticals–0.19%
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(b)	$297,000	$302,903
9.00%, 12/15/2025(b)	91,000	95,190
5.75%, 08/15/2027(b)	678,000	681,251
Bristol-Myers Squibb Co., 0.75%, 11/13/2025	275,000	263,316
Johnson & Johnson, 2.05%, 03/01/2023	76,000	76,986
Merck & Co., Inc., 2.75%, 02/10/2025	183,000	188,958
Mylan, Inc., 4.20%, 11/29/2023	33,000	34,271
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	814,000	820,463
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	270,000	275,121
Royalty Pharma PLC, 1.20%, 09/02/2025	200,000	192,190
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	134,000	141,570
		3,072,219
Railroads–0.13%
Empresa de Transporte de Pasajeros Metro S.A. (Chile), 4.70%, 05/07/2050(b)	1,550,000	1,717,594
Norfolk Southern Corp., 2.90%, 02/15/2023	80,000	81,194
Union Pacific Corp., 3.15%, 03/01/2024	200,000	207,049
		2,005,837
Regional Banks–0.03%
First Horizon Corp., 3.55%, 05/26/2023	55,000	56,225
Santander Holdings USA, Inc., 3.40%, 01/18/2023	130,000	132,363
Truist Financial Corp., 4.00%, 05/01/2025	275,000	292,038
		480,626
Research & Consulting Services–0.08%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	1,204,000	1,202,832
Residential REITs–0.00%
Spirit Realty L.P., 4.45%, 09/15/2026	75,000	81,228
Restaurants–0.34%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	2,058,000	1,908,198
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	3,640,000	3,472,797
		5,380,995
Retail REITs–0.14%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	1,914,000	1,974,856
Realty Income Corp., 4.88%, 06/01/2026	124,000	137,435
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Retail REITs–(continued)
Simon Property Group L.P., 3.30%, 01/15/2026	$64,000	$66,734
		2,179,025
Semiconductor Equipment–0.02%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 2.70%, 05/01/2025(b)	278,000	283,037
Semiconductors–0.02%
Broadcom, Inc., 4.25%, 04/15/2026	75,000	80,176
QUALCOMM, Inc., 2.60%, 01/30/2023	257,000	260,996
		341,172
Sovereign Debt–11.26%
Angolan Government International Bond (Angola), 9.13%, 11/26/2049(b)	1,140,000	1,094,186
Argentine Republic Government International Bond (Argentina), 0.50%, 07/09/2030(g)	3,000,000	1,020,030
Bolivian Government International Bond (Bolivia), 4.50%, 03/20/2028(b)	699,000	615,470
Brazilian Government International Bond (Brazil), 4.25%, 01/07/2025	4,600,000	4,840,465
Chile Government International Bond (Chile), 3.24%, 02/06/2028	200,000	206,831
Colombia Government International Bond (Colombia),
3.88%, 04/25/2027	4,750,000	4,669,298
4.50%, 03/15/2029	1,640,000	1,616,072
7.38%, 09/18/2037	3,500,000	3,902,395
6.13%, 01/18/2041	1,950,000	1,917,191
Costa Rica Government International Bond (Costa Rica),
5.63%, 04/30/2043(b)	1,300,000	1,062,763
7.16%, 03/12/2045(b)	800,000	754,808
Dominican Republic International Bond (Dominican Republic),
5.95%, 01/25/2027(b)	2,228,000	2,445,252
7.45%, 04/30/2044(b)	2,935,000	3,329,934
6.85%, 01/27/2045(b)	2,902,000	3,055,516
6.40%, 06/05/2049(b)	935,000	936,309
Ecuador Government International Bond (Ecuador), 5.00%, 07/31/2030(b)(g)	3,135,000	2,727,450
Egypt Government International Bond (Egypt),
7.60%, 03/01/2029(b)	200,000	193,221
8.50%, 01/31/2047(b)	2,896,000	2,427,766
7.90%, 02/21/2048(b)	1,200,000	961,980
8.70%, 03/01/2049(b)	2,110,000	1,793,880
El Salvador Government International Bond (El Salvador),
7.65%, 06/15/2035(b)	1,110,000	612,720
7.12%, 01/20/2050(b)	1,120,000	599,200
9.50%, 07/15/2052(b)	512,000	305,664
Principal Amount		Value
Sovereign Debt–(continued)
Ghana Government International Bond (Ghana),
7.63%, 05/16/2029(b)	$818,000	$641,975
8.13%, 03/26/2032(b)	2,590,000	1,996,955
8.95%, 03/26/2051(b)	738,000	556,784
Indonesia Government International Bond (Indonesia),
8.50%, 10/12/2035(b)	5,230,000	7,941,096
6.63%, 02/17/2037(b)	1,100,000	1,456,337
7.75%, 01/17/2038(b)	830,000	1,204,709
6.75%, 01/15/2044(b)(c)	3,030,000	4,229,461
5.95%, 01/08/2046(b)	420,000	544,420
Ivory Coast Government International Bond (Ivory Coast), 6.38%, 03/03/2028(b)	650,000	697,524
Jamaica Government International Bond (Jamaica), 6.75%, 04/28/2028	1,600,000	1,827,520
Jordan Government International Bond (Jordan), 6.13%, 01/29/2026(b)	1,000,000	1,056,290
Kazakhstan Government International Bond (Kazakhstan),
3.88%, 10/14/2024(b)	1,650,000	1,745,684
6.50%, 07/21/2045(b)	700,000	936,195
Malaysia Sukuk Global Bhd. (Malaysia), 3.18%, 04/27/2026(b)	250,000	263,164
Mexico Government International Bond (Mexico),
Series A, 6.05%, 01/11/2040	1,054,000	1,255,103
5.55%, 01/21/2045(c)	500,000	568,810
4.60%, 01/23/2046	1,050,000	1,054,211
5.75%, 10/12/2110	420,000	455,729
Mongolia Government International Bond (Mongolia), 8.75%, 03/09/2024(b)	1,716,000	1,874,879
Nigeria Government International Bond (Nigeria), 8.75%, 01/21/2031(b)	2,550,000	2,630,623
Oman Government International Bond (Oman),
4.75%, 06/15/2026(b)	3,310,000	3,390,039
5.63%, 01/17/2028(b)	3,725,000	3,886,687
6.75%, 01/17/2048(b)	2,054,000	2,015,631
Pakistan Government International Bond (Pakistan), 8.25%, 04/15/2024(b)	1,640,000	1,718,269
Panama Government International Bond (Panama),
4.00%, 09/22/2024	3,725,000	3,890,539
7.13%, 01/29/2026	1,110,000	1,306,181
3.88%, 03/17/2028(c)	1,000,000	1,054,000
Paraguay Government International Bond (Paraguay), 5.00%, 04/15/2026(b)	1,000,000	1,088,010
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
4.33%, 05/28/2025(b)	300,000	322,236
4.15%, 03/29/2027(b)	2,600,000	2,810,782
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Sovereign Debt–(continued)
Peruvian Government International Bond (Peru),
4.13%, 08/25/2027	$1,226,000	$1,326,937
2.84%, 06/20/2030	1,170,000	1,156,510
6.55%, 03/14/2037	1,084,000	1,426,062
Philippine Government International Bond (Philippines),
4.20%, 01/21/2024	100,000	105,383
10.63%, 03/16/2025	2,144,000	2,731,879
Qatar Government International Bond (Qatar),
5.10%, 04/23/2048(b)	6,660,000	8,622,369
4.82%, 03/14/2049(b)	2,100,000	2,631,563
RAK Capital (United Arab Emirates), 3.09%, 03/31/2025(b)	743,000	765,744
Republic of Kenya Government International Bond (Kenya), 7.25%, 02/28/2028(b)	700,000	725,383
Republic of Poland Government International Bond (Poland),
3.00%, 03/17/2023	599,000	612,555
4.00%, 01/22/2024	2,095,000	2,204,183
Republic of South Africa Government International Bond (South Africa), 5.75%, 09/30/2049	5,853,000	5,374,693
Romanian Government International Bond (Romania),
4.38%, 08/22/2023(b)	833,000	869,420
6.13%, 01/22/2044(b)	2,000,000	2,498,464
5.13%, 06/15/2048(b)	2,344,000	2,619,526
Russian Foreign Bond - Eurobond (Russia),
4.75%, 05/27/2026(b)	3,200,000	3,288,800
4.25%, 06/23/2027(b)	2,800,000	2,814,308
12.75%, 06/24/2028(b)	3,060,000	4,513,815
5.63%, 04/04/2042(b)	1,600,000	1,797,104
Saudi Government International Bond (Saudi Arabia),
3.25%, 10/26/2026(b)	500,000	523,190
3.63%, 03/04/2028(b)	3,100,000	3,300,024
4.38%, 04/16/2029(b)	538,000	603,326
4.50%, 10/26/2046(b)	1,000,000	1,123,560
4.63%, 10/04/2047(b)	4,640,000	5,305,074
5.00%, 04/17/2049(b)	1,548,000	1,873,931
5.25%, 01/16/2050(b)	2,680,000	3,377,867
Sharjah Sukuk Program Ltd. (United Arab Emirates),
3.85%, 04/03/2026(b)	600,000	625,581
4.23%, 03/14/2028(b)	1,019,000	1,074,442
Sri Lanka Government International Bond (Sri Lanka), 6.83%, 07/18/2026(b)	903,000	454,233
	Principal Amount	Value
Sovereign Debt–(continued)
Turkey Government International Bond (Turkey),
7.38%, 02/05/2025	$527,000	$540,014
4.88%, 10/09/2026	326,000	298,587
6.00%, 03/25/2027	1,890,000	1,794,101
7.63%, 04/26/2029	2,430,000	2,421,432
11.88%, 01/15/2030	1,920,000	2,401,045
8.00%, 02/14/2034	1,580,000	1,595,904
6.88%, 03/17/2036	1,218,000	1,106,525
7.25%, 03/05/2038	1,170,000	1,099,155
Ukraine Government International Bond (Ukraine),
7.75%, 09/01/2023(b)	650,000	600,613
7.75%, 09/01/2024(b)	650,000	581,359
7.75%, 09/01/2026(b)	4,450,000	3,903,900
7.75%, 09/01/2027(b)	1,090,000	960,939
9.75%, 11/01/2028(b)	900,000	851,339
Uruguay Government International Bond (Uruguay), 4.50%, 08/14/2024	2,215,922	2,323,970
		180,333,053
Specialized REITs–0.26%
American Tower Corp., 1.30%, 09/15/2025	134,000	129,975
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/2023	151,000	154,995
EPR Properties, 4.75%, 12/15/2026	75,000	78,653
GLP Capital L.P./GLP Financing II, Inc.,
5.38%, 11/01/2023	32,000	33,783
3.35%, 09/01/2024	203,000	208,601
SBA Communications Corp., 3.88%, 02/15/2027(c)	3,479,000	3,519,443
		4,125,450
Specialty Chemicals–0.39%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(b)	820,000	842,570
6.99%, 02/20/2032(b)	1,097,000	1,090,380
PPG Industries, Inc., 1.20%, 03/15/2026	67,000	64,645
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	3,282,000	3,368,874
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(b)(c)	832,000	835,299
		6,201,768
Specialty Stores–0.12%
Bath & Body Works, Inc.,
6.88%, 11/01/2035	1,449,000	1,669,089
6.75%, 07/01/2036	175,000	199,155
		1,868,244
Steel–0.12%
ArcelorMittal S.A. (Luxembourg), 4.55%, 03/11/2026	134,000	141,996
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	1,897,000	1,851,254
		1,993,250
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Technology Distributors–0.00%
Avnet, Inc., 4.63%, 04/15/2026	$75,000	$80,366
Technology Hardware, Storage & Peripherals–0.02%
Apple, Inc., 3.25%, 02/23/2026	150,000	157,315
HP, Inc., 1.45%, 06/17/2026	150,000	144,366
		301,681
Tobacco–0.02%
Altria Group, Inc., 4.40%, 02/14/2026	134,000	144,330
BAT Capital Corp. (United Kingdom), 3.22%, 09/06/2026	134,000	136,506
		280,836
Trading Companies & Distributors–0.00%
Aircastle Ltd., 4.40%, 09/25/2023	40,000	41,461
Trucking–0.01%
Ryder System, Inc., 3.65%, 03/18/2024	200,000	207,803
Wireless Telecommunication Services–0.11%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(e)	1,817,000	1,733,909
Total U.S. Dollar Denominated Bonds & Notes (Cost $512,549,207)		496,671,095
Equity Linked Notes–24.30%
Diversified Banks–18.04%
Bank of Montreal (Canada), 11.17%, 02/25/2022(b)	11,175,000	11,014,974
BNP Paribas Issuance B.V. (France),
9.94%, 02/09/2022(b)	14,079,000	13,811,274
14.46%, 02/23/2022(b)	16,413,000	15,975,757
BNP Paribas S.A. (France), 15.94%, 03/07/2022(b)	15,838,000	16,134,794
Canadian Imperial Bank of Commerce (Canada),
14.28%, 02/03/2022(b)	14,551,000	14,013,061
10.86%, 02/07/2022(b)	14,150,000	14,062,631
12.36%, 03/10/2022(b)	14,453,000	14,453,000
Series 1, 15.26%, 02/17/2022(b)	21,286,000	20,480,080
HSBC Bank USA N.A., 14.74%, 03/02/2022(b)	14,842,000	14,564,420
JPMorgan Chase & Co., 12.05%, 02/22/2022(b)	14,245,000	13,374,774
JPMorgan Chase Bank N.A., 14.50%, 02/28/2022(b)	20,864,000	21,078,738
Royal Bank of Canada (Canada),
Conv., 16.94%, 02/10/2022(b)	7,042,000	7,321,116
18.34%, 02/10/2022(b)	7,024,000	7,411,194
13.75%, 02/14/2022(b)	13,592,000	13,131,796
15.35%, 02/16/2022(b)	15,499,000	15,625,819
Societe Generale S.A. (France),
16.00%, 02/15/2022(b)	13,378,000	13,352,726
13.00%, 03/01/2022(b)	18,615,000	18,985,271
	Principal Amount	Value
Diversified Banks–(continued)
Toronto-Dominion Bank (The) (Canada), Series 1, 13.66%, 02/18/2022(b)	$15,572,000	$14,063,998
UBS AG (Switzerland),
Series 1, 13.00%, 02/02/2022(b)	14,294,000	14,014,255
10.50%, 03/09/2022(b)	16,107,000	16,040,984
		288,910,662
Diversified Capital Markets–4.59%
Credit Suisse AG (Switzerland),
Series 4, 28.10%, 02/01/2022	7,211,000	7,675,882
Series 5, 15.20%, 02/01/2022	7,118,000	7,551,884
15.85%, 02/24/2022(b)	21,183,000	21,055,102
Series N101, 19.90%, 03/03/2022(b)	21,810,000	22,556,570
UBS Group AG (Switzerland),
15.00%, 02/11/2022(b)	7,073,000	7,289,184
18.60%, 02/11/2022(b)	6,981,000	7,304,528
		73,433,150
Investment Banking & Brokerage–1.67%
Goldman Sachs Group, Inc. (The), 15.80%, 03/08/2022(b)	14,245,000	14,373,478
GS Finance Corp., Series 21, 12.02%, 02/08/2022(b)	13,811,000	12,404,431
		26,777,909
Total Equity Linked Notes (Cost $392,451,000)		389,121,721
U.S. Treasury Securities–14.87%
U.S. Treasury Bills–0.04%
0.02% - 0.05%, 02/17/2022(h)(i)	534,000	533,989
0.11% - 0.21%, 05/26/2022(i)	54,000	53,955
		587,944
U.S. Treasury Bonds–12.14%
1.88%, 11/15/2051	205,000,000	194,429,688
U.S. Treasury Notes–2.69%
0.13%, 01/31/2023	6,950,000	6,902,561
0.75%, 12/31/2023	13,250,000	13,147,520
1.13%, 01/15/2025	15,250,000	15,139,199
1.25%, 12/31/2026	8,100,000	7,963,313
		43,152,593
Total U.S. Treasury Securities (Cost $234,165,502)		238,170,225
	Shares
Preferred Stocks–14.19%
Alternative Carriers–0.16%
Qwest Corp., 6.50%, Pfd.	72,926	1,838,465
Qwest Corp., 6.75%, Pfd.	30,774	780,736
		2,619,201
Apparel, Accessories & Luxury Goods–0.01%
Fossil Group, Inc., 7.00%, Pfd.	7,112	180,645
Asset Management & Custody Banks–0.36%
Affiliated Managers Group, Inc., 5.88%, Pfd.	22,206	590,680
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Asset Management & Custody Banks–(continued)
Affiliated Managers Group, Inc., 4.75%, Pfd.(c)	20,203	$502,651
Affiliated Managers Group, Inc., 4.20%, Pfd.	14,680	324,575
Apollo Asset Management, Inc., 6.38%, Series A, Pfd.	20,805	523,246
Apollo Asset Management, Inc., 6.38%, Series B, Pfd.	22,466	581,420
Northern Trust Corp., 4.70%, Series E, Pfd.	29,488	746,046
Oaktree Capital Group LLC, 6.63%, Series A, Pfd.	11,385	302,613
Oaktree Capital Group LLC, 6.55%, Series B, Pfd.	15,795	419,515
Prospect Capital Corp., 5.35%, Series A, Pfd.	11,255	229,152
State Street Corp., 5.35%, Series G, Pfd.(e)	23,710	656,056
State Street Corp., 5.90%, Series D, Pfd.(c)(e)	35,553	942,154
		5,818,108
Automobile Manufacturers–0.19%
Ford Motor Co., 6.20%, Pfd.	55,663	1,466,163
Ford Motor Co., 6.00%, Pfd.	60,154	1,567,012
		3,033,175
Consumer Finance–0.55%
Capital One Financial Corp., 5.00%, Series I, Pfd.	107,754	2,701,393
Capital One Financial Corp., 4.80%, Series J, Pfd.	90,292	2,213,057
Capital One Financial Corp., 4.63%, Series K, Pfd.	9,664	233,869
Capital One Financial Corp., 4.38%, Series L, Pfd.	40,153	924,724
Capital One Financial Corp., 4.25%, Series N, Pfd.	31,722	737,219
Navient Corp., 6.00%, Pfd.	22,417	553,251
Synchrony Financial, 5.63%, Series A, Pfd.	55,716	1,448,059
		8,811,572
Department Stores–0.03%
Dillard’s Capital Trust I, 7.50%, Pfd.	15,184	417,408
Diversified Banks–3.45%
Bank of America Corp., 6.00%, Series GG, Pfd.	103,357	2,697,618
Bank of America Corp., 5.88%, Series HH, Pfd.	65,973	1,736,409
Bank of America Corp., 5.38%, Series KK, Pfd.	113,900	2,981,902
Bank of America Corp., 5.00%, Series LL, Pfd.	113,630	2,920,291
Bank of America Corp., 4.38%, Series NN, Pfd.(c)	105,510	2,494,256
Bank of America Corp., 4.13%, Series PP, Pfd.(c)	83,398	1,930,664
Bank of America Corp., 4.25%, Series QQ, Pfd.	76,726	1,785,414
Citigroup, Inc., 7.13%, Series J, Pfd.(e)	45,007	1,207,088
Citigroup, Inc., 6.88%, Series K, Pfd.(e)	70,913	1,908,269
Shares		Value
Diversified Banks–(continued)
JPMorgan Chase & Co., 5.75%, Series DD, Pfd.	122,620	$3,220,001
JPMorgan Chase & Co., 6.00%, Series EE, Pfd.	135,443	3,604,138
JPMorgan Chase & Co., 4.75%, Series GG, Pfd.	68,117	1,708,374
JPMorgan Chase & Co., 4.55%, Series JJ, Pfd.	86,611	2,108,978
JPMorgan Chase & Co., 4.63%, Series LL, Pfd.	135,215	3,312,767
JPMorgan Chase & Co., 4.20%, Series MM, Pfd.	150,374	3,475,143
U.S. Bancorp, 5.50%, Series K, Pfd.(c)	40,973	1,064,888
U.S. Bancorp, 3.75%, Series L, Pfd.(c)	24,223	536,297
U.S. Bancorp, 4.00%, Series M, Pfd.(c)	35,854	831,813
Wells Fargo & Co., 5.63%, Series Y, Pfd.	47,881	1,218,093
Wells Fargo & Co., 5.85%, Series Q, Pfd.(e)	125,484	3,281,407
Wells Fargo & Co., 6.63%, Series R, Pfd.(e)	59,250	1,624,043
Wells Fargo & Co., 4.75%, Series Z, Pfd.	149,821	3,721,554
Wells Fargo & Co., 4.70%, Series AA, Pfd.	87,318	2,161,121
Wells Fargo & Co., 4.38%, Series CC, Pfd.	79,662	1,871,260
Wells Fargo & Co., 4.25%, Series DD, Pfd.	79,347	1,833,709
		55,235,497
Diversified Chemicals–0.02%
EI du Pont de Nemours and Co., 4.50%, Series B, Pfd.	3,065	305,734
Diversified REITs–0.13%
Global Net Lease, Inc., 7.25%, Series A, Pfd.	8,041	207,779
Global Net Lease, Inc., 6.88%, Series B, Pfd.	5,357	141,103
iStar, Inc., 8.00%, Series D, Pfd.	7,505	193,254
iStar, Inc., 7.50%, Series I, Pfd.	9,420	238,797
PS Business Parks, Inc., 5.25%, Series X, Pfd.	18,249	460,787
PS Business Parks, Inc., 5.20%, Series Y, Pfd.	15,882	404,197
PS Business Parks, Inc., 4.88%, Series Z, Pfd.	14,025	360,022
		2,005,939
Electric Utilities–0.77%
Alabama Power Co., 5.00%, Series A, Pfd.(c)	16,925	436,834
Brookfield Infrastructure Finance ULC, 5.00%, Pfd.	18,836	447,920
Duke Energy Corp., 5.63%, Pfd.	23,753	623,279
Duke Energy Corp., 5.75%, Series A, Pfd.	47,365	1,266,066
Entergy Arkansas LLC, 4.88%, Pfd.	30,979	786,247
Entergy Louisiana LLC, 4.88%, Pfd.	20,010	506,653
Entergy Mississippi LLC, 4.90%, Pfd.	19,467	493,488
Entergy New Orleans LLC, 5.50%, Pfd.(c)	7,717	195,009
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Electric Utilities–(continued)
Georgia Power Co., 5.00%, Series 2017-A, Pfd.	18,503	$474,787
National Rural Utilities Cooperative Finance Corp., 5.50%, Pfd.	18,367	487,277
NextEra Energy Capital Holdings, Inc., 5.65%, Series N, Pfd.	50,628	1,348,224
Pacific Gas and Electric Co., 6.00%, Series A, Pfd.	7,568	216,521
SCE Trust II, 5.10%, Pfd.	7,632	191,563
SCE Trust III, 5.75%, Series H, Pfd.(e)	13,076	322,323
SCE Trust IV, 5.38%, Series J, Pfd.(e)	23,943	587,801
SCE Trust V, 5.45%, Series K, Pfd.(e)	13,993	350,525
SCE Trust VI, 5.00%, Pfd.	25,523	633,991
Southern Co. (The), 5.25%, Pfd.	32,446	836,782
Southern Co. (The), 4.95%, Series 2020, Pfd.	48,396	1,235,066
Southern Co. (The), 4.20%, Series C, Pfd.	37,125	879,491
		12,319,847
Gas Utilities–0.05%
South Jersey Industries, Inc., 5.63%, Pfd.	15,130	387,782
Spire, Inc., 5.90%, Series A, Pfd.	18,420	488,498
		876,280
Health Care REITs–0.06%
Diversified Healthcare Trust, 5.63%, Pfd.	45,669	954,025
Integrated Telecommunication Services–0.52%
AT&T, Inc., 5.35%, Pfd.	96,879	2,465,571
AT&T, Inc., 5.63%, Pfd.	59,724	1,572,533
AT&T, Inc., 5.00%, Series A, Pfd.	87,577	2,206,940
AT&T, Inc., 4.75%, Series C, Pfd.	85,027	2,089,113
		8,334,157
Internet & Direct Marketing Retail–0.21%
Qurate Retail, Inc., 8.00%, Pfd.	22,645	2,177,090
QVC, Inc., 6.38%, Pfd.	17,242	398,635
QVC, Inc., 6.25%, Pfd.	38,299	849,089
		3,424,814
Investment Banking & Brokerage–1.05%
Brookfield Finance I (UK) PLC, 4.50%, Pfd.	17,338	399,641
Brookfield Finance, Inc., 4.63%, Series 50, Pfd.	30,371	711,592
Charles Schwab Corp. (The), 5.95%, Series D, Pfd.	54,848	1,410,691
Charles Schwab Corp. (The), 4.45%, Series J, Pfd.	29,133	707,058
Goldman Sachs Group, Inc. (The), 5.50%, Series J, Pfd.(e)	63,104	1,651,432
Goldman Sachs Group, Inc. (The), 6.38%, Series K, Pfd.(e)	33,196	897,620
Morgan Stanley, 5.85%, Series K, Pfd.(e)	73,856	2,038,426
Morgan Stanley, 7.13%, Series E, Pfd.(e)	62,807	1,700,814
Morgan Stanley, 6.88%, Series F, Pfd.(e)	62,371	1,691,501
Shares		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley, 6.38%, Series I, Pfd.(e)	73,702	$2,009,116
Morgan Stanley, 4.88%, Series L, Pfd.	37,186	942,665
Morgan Stanley, 4.25%, Series O, Pfd.	62,686	1,463,091
Stifel Financial Corp., 5.20%, Pfd.	16,999	426,165
Stifel Financial Corp., 6.25%, Series B, Pfd.	7,279	189,400
Stifel Financial Corp., 6.13%, Series C, Pfd.	10,432	269,771
Stifel Financial Corp., 4.50%, Series D, Pfd.	14,551	340,057
		16,849,040
Leisure Products–0.07%
Brunswick Corp., 6.50%, Pfd.	13,751	367,977
Brunswick Corp., 6.63%, Pfd.	9,244	247,554
Brunswick Corp., 6.38%, Pfd.	17,060	451,237
		1,066,768
Life & Health Insurance–0.98%
AEGON Funding Co. LLC, 5.10%, Pfd.	43,855	1,119,180
American Equity Investment Life Holding Co., 5.95%, Series A, Pfd.(e)	18,937	507,512
American Equity Investment Life Holding Co., 6.63%, Series B, Pfd.(e)	14,251	391,902
Athene Holding Ltd., 6.35%, Series A, Pfd.(e)	62,703	1,743,770
Athene Holding Ltd., 5.63%, Series B, Pfd.	16,304	420,154
Athene Holding Ltd., 6.38%, Series C, Pfd.(e)	28,229	765,853
Athene Holding Ltd., 4.88%, Series D, Pfd.	27,981	684,135
Brighthouse Financial, Inc., 6.25%, Pfd.	27,502	725,503
Brighthouse Financial, Inc., 6.60%, Series A, Pfd.	31,263	822,530
Brighthouse Financial, Inc., 6.75%, Series B, Pfd.	29,563	791,993
Brighthouse Financial, Inc., 5.38%, Series C, Pfd.	44,360	1,096,136
Brighthouse Financial, Inc., 4.63%, Series D, Pfd.	15,999	395,335
CNO Financial Group, Inc., 5.13%, Pfd.	11,200	280,000
Globe Life, Inc., 4.25%, Pfd.	24,306	600,115
MetLife, Inc., 5.63%, Series E, Pfd.	59,455	1,580,908
MetLife, Inc., 4.75%, Series F, Pfd.	47,417	1,193,960
Prudential Financial, Inc., 5.63%, Pfd.	41,227	1,083,858
Prudential Financial, Inc., 4.13%, Pfd.(c)	37,399	901,877
Unum Group, 6.25%, Pfd.	22,365	583,726
		15,688,447
Multi-line Insurance–0.12%
American International Group, Inc., 5.85%, Series A, Pfd.	37,100	980,182
Assurant, Inc., 5.25%, Pfd.	11,853	301,540
Hartford Financial Services Group, Inc. (The), 6.00%, Series G, Pfd.	25,218	671,556
		1,953,278
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Multi-Utilities–0.49%
Algonquin Power & Utilities Corp., 6.88%, Pfd.(e)	21,324	$565,086
Algonquin Power & Utilities Corp., 6.20%, Series 19-A, Pfd.(e)	25,417	679,651
Brookfield Infrastructure Partners L.P., 5.13%, Series 13, Pfd.	15,328	365,266
Brookfield Infrastructure Partners L.P., 5.00%, Series 14, Pfd.	15,095	346,581
CMS Energy Corp., 5.63%, Pfd.	12,517	323,940
CMS Energy Corp., 5.88%, Pfd.	13,029	347,744
CMS Energy Corp., 5.88%, Pfd.	56,668	1,508,502
CMS Energy Corp., 4.20%, Series C, Pfd.	16,420	379,630
DTE Energy Co., 4.38%, Series G, Pfd.	8,291	202,135
DTE Energy Co., 4.38%, Pfd.(c)	13,496	339,559
Integrys Holding, Inc., 6.00%, Pfd.(e)	10,480	262,262
NiSource, Inc., 6.50%, Series B, Pfd.(e)	36,646	992,007
Sempra Energy, 5.75%, Pfd.	55,633	1,480,951
		7,793,314
Office REITs–0.22%
Hudson Pacific Properties, Inc., 4.75%, Series C, Pfd.	20,150	508,989
Office Properties Income Trust, 6.38%, Pfd.	12,359	322,323
SL Green Realty Corp., 6.50%, Series I, Pfd.	17,197	448,670
Vornado Realty Trust, 5.40%, Series L, Pfd.	16,676	421,736
Vornado Realty Trust, 5.25%, Series M, Pfd.	22,311	571,831
Vornado Realty Trust, 5.25%, Series N, Pfd.	22,472	577,305
Vornado Realty Trust, 4.45%, Series O, Pfd.	29,100	663,189
		3,514,043
Office Services & Supplies–0.05%
Pitney Bowes, Inc., 6.70%, Pfd.	31,619	768,342
Oil & Gas Storage & Transportation–0.30%
DCP Midstream L.P., 7.88%, Series B, Pfd.(e)	12,072	295,281
DCP Midstream L.P., 7.95%, Series C, Pfd.(e)	8,333	205,408
Enbridge, Inc., 6.38%, Series B, Pfd.(e)	44,126	1,171,987
Energy Transfer L.P., 7.63%, Series D, Pfd.(e)	30,954	759,921
Energy Transfer L.P., 7.38%, Series C, Pfd.(e)	32,574	798,389
Energy Transfer L.P., 7.60%, Series E, Pfd.(e)	60,500	1,506,450
		4,737,436
Other Diversified Financial Services–0.32%
Brookfield BRP Holdings Canada, Inc., 4.63%, Pfd.	26,392	603,849
Brookfield BRP Holdings Canada, Inc., 4.88%, Pfd.(c)	22,777	550,748
Carlyle Finance LLC, 4.63%, Pfd.	37,336	901,664
Equitable Holdings, Inc., 5.25%, Series A, Pfd.	47,791	1,224,883
Shares		Value
Other Diversified Financial Services–(continued)
Equitable Holdings, Inc., 4.30%, Series C, Pfd.	14,469	$337,562
KKR Group Finance Co. IX LLC, 4.63%, Pfd.	36,847	904,594
Voya Financial, Inc., 5.35%, Series B, Pfd.(e)	22,014	630,701
		5,154,001
Property & Casualty Insurance–0.67%
Allstate Corp. (The), 5.63%, Series G, Pfd.	26,450	692,725
Allstate Corp. (The), 5.10%, Pfd.(e)	23,182	583,723
Allstate Corp. (The), 5.10%, Series H, Pfd.	54,811	1,412,479
Allstate Corp. (The), 4.75%, Series I, Pfd.	15,250	389,028
American Financial Group, Inc., 5.88%, Pfd.(c)	8,634	228,715
American Financial Group, Inc., 5.13%, Pfd.	14,669	381,101
American Financial Group, Inc., 5.63%, Pfd.	10,978	295,747
American Financial Group, Inc., 4.50%, Pfd.	15,710	382,539
Arch Capital Group Ltd., 5.45%, Series F, Pfd.	23,775	607,451
Arch Capital Group Ltd., 4.55%, Series G, Pfd.	24,064	582,108
Argo Group International Holdings Ltd., 7.00%, Pfd.(e)	7,120	188,610
Argo Group U.S., Inc., 6.50%, Pfd.	10,706	274,716
Aspen Insurance Holdings Ltd., 5.63%, Pfd.	11,842	303,392
Aspen Insurance Holdings Ltd., 5.95%, Pfd.(e)	20,303	547,978
Aspen Insurance Holdings Ltd., 5.63%, Pfd.	11,842	298,418
AXIS Capital Holdings Ltd., 5.50%, Series E, Pfd.	40,743	1,020,612
PartnerRe Ltd., 4.88%, Series J, Pfd.	9,482	240,843
Selective Insurance Group, Inc., 4.60%, Series B, Pfd.	15,179	362,778
W.R. Berkley Corp., 5.70%, Pfd.	12,760	335,333
W.R. Berkley Corp., 5.10%, Pfd.	22,062	568,538
W.R. Berkley Corp., 4.25%, Pfd.	19,187	472,000
W.R. Berkley Corp., 4.13%, Pfd.	22,879	562,823
		10,731,657
Real Estate Operating Companies–0.15%
Brookfield Property Partners L.P., 6.50%, Series A-1, Pfd.	11,724	287,238
Brookfield Property Partners L.P., 6.38%, Series A-2, Pfd.	16,827	406,035
Brookfield Property Partners L.P., 5.75%, Series A, Pfd.	22,031	501,205
Brookfield Property Preferred L.P., 6.25%, Pfd.	50,011	1,248,775
		2,443,253
Regional Banks–1.68%
Associated Banc-Corp., 5.88%, Series E, Pfd.	4,741	124,451
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Regional Banks–(continued)
Associated Banc-Corp., 5.63%, Series F, Pfd.	4,741	$122,507
Bank of Hawaii Corp., 4.38%, Series A, Pfd.	13,475	318,279
Bank OZK, 4.63%, Series A, Pfd.	26,331	619,305
Cadence Bank, 5.50%, Series A, Pfd.	12,796	328,089
Citizens Financial Group, Inc., 6.35%, Series D, Pfd.(e)	15,515	415,337
Citizens Financial Group, Inc., 5.00%, Series E, Pfd.	25,700	649,696
Cullen/Frost Bankers, Inc., 4.45%, Series B, Pfd.	11,655	280,070
Dime Community Bancshares, Inc., 5.50%, Pfd.	6,281	157,904
F.N.B. Corp., 7.25%, Pfd.(e)	8,387	227,707
Fifth Third Bancorp, 6.63%, Series I, Pfd.(e)	36,333	995,888
Fifth Third Bancorp, 6.00%, Series A, Pfd.	9,090	232,704
Fifth Third Bancorp, 4.95%, Series K, Pfd.	13,669	347,193
First Citizens BancShares, Inc., 5.38%, Series A, Pfd.(c)	16,355	421,468
First Citizens BancShares, Inc., 5.63%, Series C, Pfd.	14,798	391,407
First Horizon Corp., 6.50%, Pfd.	11,958	321,551
First Horizon Corp., 6.10%, Series D, Pfd.(e)	6,442	168,523
First Horizon Corp., 4.70%, Series F, Pfd.	11,314	272,441
First Midwest Bancorp, Inc., 7.00%, Series A, Pfd.	5,134	140,877
First Midwest Bancorp, Inc., 7.00%, Series C, Pfd.	5,794	158,871
First Republic Bank, 5.13%, Series H, Pfd.	12,927	326,536
First Republic Bank, 5.50%, Series I, Pfd.	20,338	532,856
First Republic Bank, 4.70%, Series J, Pfd.	27,792	680,904
First Republic Bank, 4.13%, Series K, Pfd.	37,492	856,317
First Republic Bank, 4.25%, Series L, Pfd.	56,687	1,298,132
First Republic Bank, 4.00%, Series M, Pfd.	55,996	1,234,712
First Republic Bank, 4.50%, Series N, Pfd.	35,824	851,536
Fulton Financial Corp., 5.13%, Series A, Pfd.	15,219	383,975
Hancock Whitney Corp., 6.25%, Pfd.	12,822	343,053
Huntington Bancshares, Inc., 4.50%, Series H, Pfd.	37,931	894,413
Huntington Bancshares, Inc., 5.70%, Series C, Pfd.	12,359	315,896
KeyCorp, 6.13%, Series E, Pfd.(e)	24,129	693,709
KeyCorp, 5.65%, Series F, Pfd.	20,028	523,332
KeyCorp, 5.63%, Series G, Pfd.	20,986	542,908
People’s United Financial, Inc., 5.63%, Series A, Pfd.(e)	18,472	506,502
Popular Capital Trust II, 6.13%, Pfd.	9,920	252,365
Regions Financial Corp., 6.38%, Series B, Pfd.(e)	35,329	990,625
Shares		Value
Regional Banks–(continued)
Regions Financial Corp., 5.70%, Series C, Pfd.(e)	23,860	$635,392
Regions Financial Corp., 4.45%, Series E, Pfd.	19,721	466,007
Signature Bank, 5.00%, Series A, Pfd.	34,610	856,597
Silvergate Capital Corp., 5.38%, Series A, Pfd.	14,901	345,852
SVB Financial Group, 5.25%, Series A, Pfd.	25,838	660,161
Synovus Financial Corp., 6.30%, Series D, Pfd.(e)	15,064	385,488
Synovus Financial Corp., 5.88%, Series E, Pfd.(e)	26,063	696,403
Texas Capital Bancshares, Inc., 5.75%, Series B, Pfd.	22,158	574,779
Truist Financial Corp., 5.25%, Series O, Pfd.	41,161	1,086,650
Truist Financial Corp., 4.75%, Series R, Pfd.	44,578	1,133,173
Valley National Bancorp, 6.25%, Series A, Pfd.(e)	8,385	223,880
Webster Financial Corp., 5.25%, Series F, Pfd.	11,231	281,561
Western Alliance Bancorporation, 4.25%, Series A, Pfd.(e)	22,098	557,312
Wintrust Financial Corp., 6.50%, Series D, Pfd.(e)	9,071	246,278
Wintrust Financial Corp., 6.88%, Series E, Pfd.(e)	21,259	589,512
Zions Bancorporation N.A., 6.30%, Series G, Pfd.(e)	6,561	172,161
		26,833,245
Reinsurance–0.21%
Enstar Group Ltd., 7.00%, Series D, Pfd.(e)	30,963	866,035
Enstar Group Ltd., 7.00%, Series E, Pfd.	7,190	190,463
Reinsurance Group of America, Inc., 5.75%, Pfd.(c)(e)	29,059	836,318
RenaissanceRe Holdings Ltd., 5.75%, Series F, Pfd.	18,164	484,616
RenaissanceRe Holdings Ltd., 4.20%, Series G, Pfd.	23,875	554,616
SiriusPoint Ltd., 8.00%, Series B, Pfd.(e)	14,950	415,311
		3,347,359
Renewable Electricity–0.02%
Brookfield Renewable Partners L.P., 5.25%, Series 17, Pfd.	15,238	381,712
Residential REITs–0.03%
American Homes 4 Rent, 5.88%, Series F, Pfd.	14,123	357,594
American Homes 4 Rent, 5.88%, Series G, Pfd.	3,912	98,778
American Homes 4 Rent, 6.25%, Series H, Pfd.	3,500	93,905
		550,277
Retail REITs–0.13%
Agree Realty Corp., 4.25%, Series A, Pfd.(c)	12,978	300,960
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Retail REITs–(continued)
Federal Realty Investment Trust, 5.00%, Series C, Pfd.	11,546	$290,728
Kimco Realty Corp., 5.13%, Series L, Pfd.	16,773	427,711
Kimco Realty Corp., 5.25%, Class M, Pfd.	19,240	493,891
SITE Centers Corp., 6.38%, Series A, Pfd.	8,297	211,408
Spirit Realty Capital, Inc., 6.00%, Series A, Pfd.	12,541	318,541
		2,043,239
Specialized REITs–0.57%
Digital Realty Trust, Inc., 5.25%, Series J, Pfd.	15,225	383,822
Digital Realty Trust, Inc., 5.85%, Series K, Pfd.	15,254	406,214
Digital Realty Trust, Inc., 5.20%, Series L, Pfd.	25,328	663,340
EPR Properties, 5.75%, Series G, Pfd.	11,708	286,963
Public Storage, 5.15%, Series F, Pfd.	7,163	183,015
Public Storage, 5.05%, Series G, Pfd.	15,918	406,227
Public Storage, 5.60%, Series H, Pfd.	21,102	566,378
Public Storage, 4.88%, Series I, Pfd.	23,534	610,001
Public Storage, 4.70%, Series J, Pfd.	11,769	299,756
Public Storage, 4.75%, Series K, Pfd.	16,731	426,306
Public Storage, 4.63%, Series L, Pfd.	44,343	1,136,955
Public Storage, 4.13%, Series M, Pfd.	17,968	425,482
Public Storage, 3.88%, Series N, Pfd.(c)	22,253	523,613
Public Storage, 3.90%, Series O, Pfd.	13,724	319,769
Public Storage, 4.00%, Series P, Pfd.	48,300	1,124,907
Public Storage, 3.95%, Series Q, Pfd.	14,824	342,583
Public Storage, 4.00%, Series R, Pfd.	25,675	602,079
Public Storage, 4.10%, Series S, Pfd.(c)	20,000	484,000
		9,191,410
Thrifts & Mortgage Finance–0.09%
New York Community Bancorp, Inc., 6.38%, Series A, Pfd.(e)	30,630	848,757
Washington Federal, Inc., 4.88%, Series A, Pfd.	22,193	556,823
		1,405,580
Trading Companies & Distributors–0.22%
Air Lease Corp., 6.15%, Series A, Pfd.(e)	18,596	487,959
Fortress Transportation and Infrastructure Investors LLC, 8.00%, Series B, Pfd.(e)	9,163	234,023
Fortress Transportation and Infrastructure Investors LLC, 8.25%, Series A, Pfd.(e)	7,630	199,448
Fortress Transportation and Infrastructure Investors LLC, 8.25%, Series C, Pfd.(e)	7,818	213,275
Triton International Ltd., 8.00%, Pfd.	10,545	285,137
Triton International Ltd., 7.38%, Pfd.	12,937	343,089
Triton International Ltd., 6.88%, Pfd.	10,970	290,486
Triton International Ltd., 5.75%, Series E, Pfd.	13,270	331,750
	Shares		Value
Trading Companies & Distributors–(continued)
WESCO International, Inc., 10.63%, Series A, Pfd.(e)		39,310	$1,198,169
			3,583,336
Wireless Telecommunication Services–0.31%
Telephone and Data Systems, Inc., 6.63%, Series UU, Pfd.		30,532	794,443
Telephone and Data Systems, Inc., 6.00%, Series VV, Pfd.		49,487	1,255,485
United States Cellular Corp., 6.25%, Pfd.		36,747	943,295
United States Cellular Corp., 5.50%, Pfd.		37,637	939,796
United States Cellular Corp., 5.50%, Pfd.		38,075	954,160
			4,887,179
Total Preferred Stocks (Cost $226,710,650)			227,259,318
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.69%(j)
Aerospace & Defense–0.03%
Airbus SE (France), 2.38%, 04/02/2024(b)	EUR	257,000	301,648
Thales S.A. (France), 0.75%, 01/23/2025(b)	EUR	200,000	227,688
			529,336
Agricultural Products–0.01%
Archer-Daniels-Midland Co., 1.00%, 09/12/2025	EUR	125,000	143,966
Apparel, Accessories & Luxury Goods–0.01%
EssilorLuxottica S.A. (France), 2.38%, 04/09/2024(b)	EUR	100,000	117,904
Application Software–0.01%
SAP SE (Germany), 0.01%, 05/17/2023(b)	EUR	200,000	225,440
Automobile Manufacturers–0.04%
BMW Finance N.V. (Germany),
0.63%, 10/06/2023(b)	EUR	75,000	85,379
1.00%, 01/21/2025(b)	EUR	150,000	172,952
Daimler International Finance B.V. (Germany), 2.00%, 08/22/2026(b)	EUR	45,000	54,327
Nissan Motor Co. Ltd. (Japan), 2.65%, 03/17/2026(b)	EUR	100,000	119,151
Volkswagen Leasing GmbH (Germany),
1.50%, 06/19/2026(b)	EUR	100,000	116,030
0.38%, 07/20/2026(b)	EUR	85,000	93,923
			641,762
Brewers–0.01%
Anheuser-Busch InBev S.A./N.V. (Belgium), 2.88%, 09/25/2024(b)	EUR	175,000	211,227
Broadcasting–0.01%
ITV PLC (United Kingdom), 1.38%, 09/26/2026(b)	EUR	125,000	143,097
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Broadcasting–(continued)
TDF Infrastructure S.A.S.U. (France), 2.50%, 04/07/2026(b)	EUR	100,000	$118,484
			261,581
Building Products–0.01%
CRH Finland Services OYJ (Ireland), 0.88%, 11/05/2023(b)	EUR	100,000	114,066
Cable & Satellite–0.01%
SES S.A. (Luxembourg), 1.63%, 03/22/2026(b)	EUR	120,000	138,687
Casinos & Gaming–0.01%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2023(b)(d)	EUR	211,000	250,677
Construction & Engineering–0.01%
Autoroutes du Sud de la France S.A. (France), 2.95%, 01/17/2024(b)	EUR	100,000	118,199
Construction Materials–0.00%
HeidelbergCement Finance (Luxembourg) S.A. (Germany), 1.63%, 04/07/2026(b)	EUR	40,000	46,912
Consumer Finance–0.02%
Santander Consumer Finance S.A. (Spain),
1.13%, 10/09/2023(b)	EUR	100,000	114,571
1.00%, 02/27/2024(b)	EUR	200,000	228,846
			343,417
Data Processing & Outsourced Services–0.01%
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	100,000	113,367
Diversified Banks–0.20%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 0.38%, 10/02/2024(b)	EUR	200,000	225,628
Banque Federative du Credit Mutuel S.A. (France), 1.25%, 01/14/2025(b)	EUR	100,000	115,857
Belfius Bank S.A. (Belgium), 0.01%, 10/15/2025(b)	EUR	200,000	221,764
BNP Paribas S.A. (France), 1.50%, 11/17/2025(b)	EUR	100,000	116,635
BPCE S.A. (France),
0.88%, 01/31/2024(b)	EUR	100,000	114,171
0.63%, 09/26/2024(b)	EUR	300,000	341,120
Cooperatieve Rabobank U.A. (Netherlands), 0.63%, 02/27/2024(b)	EUR	100,000	113,779
Credit Agricole S.A. (France),
1.00%, 09/16/2024(b)	EUR	100,000	115,196
1.38%, 03/13/2025(b)	EUR	100,000	115,886
0.38%, 10/21/2025(b)	EUR	100,000	112,111
de Volksbank N.V. (Netherlands), 0.01%, 09/16/2024(b)	EUR	100,000	112,234
Euroclear Bank S.A. (Belgium), 0.50%, 07/10/2023(b)	EUR	100,000	113,564
	Principal Amount		Value
Diversified Banks–(continued)
HSBC Continental Europe S.A. (France), 0.60%, 03/20/2023(b)	EUR	200,000	$226,956
ING Groep N.V. (Netherlands),
1.00%, 09/20/2023(b)	EUR	100,000	114,358
1.13%, 02/14/2025(b)	EUR	100,000	114,950
KBC Group N.V. (Belgium), 1.13%, 01/25/2024(b)	EUR	100,000	114,917
Mediobanca Banca di Credito Finanziario S.p.A. (Italy), 0.88%, 01/15/2026(b)	EUR	100,000	112,465
Nationale-Nederlanden Bank N.V. (The) (Netherlands), 0.38%, 05/31/2023(b)	EUR	200,000	226,187
Nordea Bank Abp (Finland),
1.00%, 02/22/2023(b)	EUR	100,000	113,936
1.13%, 02/12/2025(b)	EUR	100,000	115,800
OP Corporate Bank PLC (Finland), 0.38%, 02/26/2024(b)	EUR	100,000	113,283
Raiffeisen Bank International AG (Austria), 1.00%, 12/04/2023(b)	EUR	100,000	114,188
			3,184,985
Diversified Capital Markets–0.01%
Deutsche Bank AG (Germany), 2.63%, 02/12/2026(b)	EUR	100,000	119,937
Diversified Chemicals–0.01%
BASF SE (Germany),
0.10%, 06/05/2023(b)	EUR	100,000	112,821
2.50%, 01/22/2024(b)	EUR	54,000	63,569
			176,390
Diversified Support Services–0.01%
APRR S.A. (France), 1.50%, 01/15/2024(b)	EUR	100,000	115,406
Electric Utilities–0.01%
Enel Finance International N.V. (Italy), 5.25%, 09/29/2023	EUR	115,000	140,812
Food Retail–0.01%
ELO SACA (France), 2.88%, 01/29/2026(b)	EUR	100,000	118,496
Gas Utilities–0.01%
2i Rete Gas S.p.A. (Italy), 1.75%, 08/28/2026(b)	EUR	100,000	117,768
Health Care Equipment–0.01%
Zimmer Biomet Holdings, Inc., 2.43%, 12/13/2026	EUR	100,000	120,085
Health Care Services–0.00%
Fresenius Medical Care AG & Co. KGaA (Germany), 0.63%, 11/30/2026(b)	EUR	30,000	33,904
Integrated Oil & Gas–0.03%
Eni S.p.A. (Italy), 1.00%, 03/14/2025(b)	EUR	130,000	149,234
OMV AG (Austria), 0.75%, 12/04/2023(b)	EUR	95,000	108,409
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Integrated Oil & Gas–(continued)
Shell International Finance B.V. (Netherlands), 0.38%, 02/15/2025(b)	EUR	160,000	$180,611
			438,254
IT Consulting & Other Services–0.01%
DXC Technology Co., 1.75%, 01/15/2026	EUR	100,000	115,435
Life & Health Insurance–0.01%
Ethias S.A. (Belgium), 5.00%, 01/14/2026(b)	EUR	100,000	128,198
Multi-Sector Holdings–0.01%
Criteria Caixa S.A. (Spain), 1.50%, 05/10/2023(b)	EUR	200,000	228,937
Office REITs–0.03%
Globalworth Real Estate Investments Ltd. (Romania), 2.95%, 07/29/2026(b)	EUR	100,000	117,188
Inmobiliaria Colonial SOCIMI S.A. (Spain), 1.63%, 11/28/2025(b)	EUR	300,000	350,532
			467,720
Other Diversified Financial Services–0.05%
Clearstream Banking AG (Germany), 0.01%, 12/01/2025(b)	EUR	100,000	111,262
Codere New Holdco S.A. (Spain), 7.50% PIK Rate, 0.00% Cash Rate, 11/30/2027(b)(d)	EUR	109,374	111,894
FCA Bank S.p.A. (Italy), 0.25%, 02/28/2023(b)	EUR	275,000	310,355
LeasePlan Corp. N.V. (Netherlands),
0.13%, 09/13/2023	EUR	100,000	112,460
3.50%, 04/09/2025(b)	EUR	200,000	246,484
			892,455
Pharmaceuticals–0.02%
Bayer AG (Germany), 0.38%, 07/06/2024(b)	EUR	200,000	225,917
Novartis Finance S.A. (Switzerland), 1.63%, 11/09/2026(b)	EUR	100,000	119,863
			345,780
Precious Metals & Minerals–0.01%
Anglo American Capital PLC (South Africa), 1.63%, 03/11/2026(b)	EUR	100,000	115,863
Real Estate Operating Companies–0.01%
Samhallsbyggnadsbolaget i Norden AB (Sweden), 1.13%, 09/04/2026(b)	EUR	100,000	111,656
Renewable Electricity–0.01%
Southern Power Co., 1.85%, 06/20/2026	EUR	100,000	117,354
Restaurants–0.01%
Sodexo S.A. (France), 0.75%, 04/27/2025(b)	EUR	150,000	171,137
	Principal Amount		Value
Specialized REITs–0.01%
American Tower Corp., 1.95%, 05/22/2026	EUR	100,000	$117,312
Textiles–0.00%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(b)	EUR	100,000	106,306
Thrifts & Mortgage Finance–0.01%
Deutsche Pfandbriefbank AG (Germany), 0.75%, 02/07/2023(b)	EUR	200,000	226,608
Tobacco–0.01%
Imperial Brands Finance PLC (United Kingdom), 3.38%, 02/26/2026(b)	EUR	100,000	123,093
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $11,329,014)			11,090,432
Variable Rate Senior Loan Interests–0.59%(k)(l)
Paper Products–0.14%
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 04/20/2028		$2,319,959	2,311,259
Restaurants–0.25%
IRB Holding Corp., First Lien Term Loan B, 4.25% (1 mo. USD LIBOR + 3.25%), 12/01/2027		3,930,418	3,937,179
Specialty Stores–0.20%
PetSmart LLC, Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), 02/11/2028		3,208,544	3,208,046
Total Variable Rate Senior Loan Interests (Cost $9,449,442)			9,456,484
	Shares
Common Stocks & Other Equity Interests–0.04%
Oil & Gas Drilling–0.04%
Valaris Ltd.(m)		13,320	552,647
Other Diversified Financial Services–0.00%
Codere New Topco S.A. (Luxembourg)(n)		4,076	0
Total Common Stocks & Other Equity Interests (Cost $247,908)			552,647
	Principal Amount
Asset-Backed Securities–0.01%
Banc of America Funding Trust, Series 2007-1, Class 1A3, 6.00%, 01/25/2037		$61,607	60,071
GMACM Home Equity Loan Trust, Series 2007-HE2, Class A2, 6.05%, 12/25/2037(o)		2,277	2,353
Total Asset-Backed Securities (Cost $58,172)			62,424
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%
Collateralized Mortgage Obligations–0.00%
Fannie Mae REMICs,
IO, 6.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024(p)(q)	$350	$6
9.69% (9.80% - (1.00 x 1 mo. USD LIBOR)), 03/17/2031(p)(q)	21	1
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,205)		7
	Shares
Money Market Funds–15.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(r)(s)	81,958,486	81,958,486
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(r)(s)	66,702,503	66,709,174
Invesco Treasury Portfolio, Institutional Class, 0.01%(r)(s)	93,666,841	93,666,841
Total Money Market Funds (Cost $242,331,523)		242,334,501
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.83% (Cost $1,629,293,623)		1,614,718,854
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.71%
Invesco Private Government Fund, 0.02%(r)(s)(t)	12,016,187	$12,016,187
Invesco Private Prime Fund, 0.11%(r)(s)(t)	31,426,671	31,432,955
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,450,442)		43,449,142
TOTAL INVESTMENTS IN SECURITIES–103.54% (Cost $1,672,744,065)		1,658,167,996
OTHER ASSETS LESS LIABILITIES—(3.54)%		(56,659,465)
NET ASSETS–100.00%		$1,601,508,531
Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $716,495,704, which represented 44.74% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(l)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(m)	Non-income producing security.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2022.
(p)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2022.
(r)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$92,515,254	$68,258,895	$(78,815,663)	$-	$-	$81,958,486	$5,718
Invesco Liquid Assets Portfolio, Institutional Class	74,264,221	48,756,353	(56,296,902)	(9,861)	(4,637)	66,709,174	2,346
Invesco Treasury Portfolio, Institutional Class	105,731,720	78,010,165	(90,075,044)	-	-	93,666,841	2,577
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,713,748	23,539,470	(28,237,031)	-	-	12,016,187	829*
Invesco Private Prime Fund	38,998,746	37,509,438	(45,068,045)	(1,300)	(5,884)	31,432,955	10,406*
Total	$328,223,689	$256,074,321	$(298,492,685)	$(11,161)	$(10,521)	$285,783,643	$21,876

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(s)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(t)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	190	March-2022	$19,231,800	$(1,937,739)	$(1,937,739)
E-Mini S&P 500 Index	90	March-2022	20,269,125	(845,009)	(845,009)
EURO STOXX 50 Index	450	March-2022	20,945,046	(226,063)	(226,063)
FTSE 100 Index	235	March-2022	23,376,740	613,636	613,636
MSCI Emerging Market Index	175	March-2022	10,717,000	65,741	65,741
Tokyo Stock Price Index	112	March-2022	18,476,886	(1,350,825)	(1,350,825)
Subtotal				(3,680,259)	(3,680,259)
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Euro-Bobl	2	March-2022	$297,130	$(1,101)	$(1,101)
U.S. Treasury 2 Year Notes	3	March-2022	649,969	(4,852)	(4,852)
U.S. Treasury 10 Year Notes	23	March-2022	2,943,281	(58,922)	(58,922)
U.S. Treasury 10 Year Ultra Notes	119	March-2022	16,996,547	(187,414)	(187,414)
U.S. Treasury Ultra Bonds	19	March-2022	3,589,812	(147,094)	(147,094)
Subtotal				(399,383)	(399,383)
Subtotal—Long Futures Contracts				(4,079,642)	(4,079,642)
Short Futures Contracts
Interest Rate Risk
Euro-Bund	216	March-2022	(41,037,124)	947,809	947,809
Euro-Schatz	2	March-2022	(251,372)	157	157
Long Gilt	168	March-2022	(27,556,022)	494,949	494,949
U.S. Treasury 5 Year Notes	33	March-2022	(3,933,703)	42,930	42,930
U.S. Treasury Long Bonds	100	March-2022	(15,562,500)	253,695	253,695
Subtotal—Short Futures Contracts				1,739,540	1,739,540
Total Futures Contracts				$(2,340,102)	$(2,340,102)

(a)	Futures contracts collateralized by $15,583,741 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/17/2022	Citibank, N.A.	EUR	2,000,000	USD	2,323,700	$76,128
02/17/2022	Goldman Sachs International	GBP	1,448,000	USD	1,964,630	17,404
03/16/2022	Royal Bank of Canada	EUR	9,558,730	USD	10,936,707	187,998
Subtotal—Appreciation						281,530
Currency Risk
02/17/2022	Canadian Imperial Bank of Commerce	USD	2,294,076	EUR	2,000,000	(46,504)
02/17/2022	State Street Bank & Trust Co.	USD	1,986,482	GBP	1,448,000	(39,255)
Subtotal—Depreciation						(85,759)
Total Forward Foreign Currency Contracts						$195,771

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$551,245	$496,119,850	$—	$496,671,095
Equity Linked Notes	—	389,121,721	—	389,121,721
U.S. Treasury Securities	—	238,170,225	—	238,170,225
Preferred Stocks	227,259,318	—	—	227,259,318
Non-U.S. Dollar Denominated Bonds & Notes	—	11,090,432	—	11,090,432
Variable Rate Senior Loan Interests	—	9,456,484	—	9,456,484
Common Stocks & Other Equity Interests	552,647	—	0	552,647
Asset-Backed Securities	—	62,424	—	62,424
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	7	—	7
Money Market Funds	242,334,501	43,449,142	—	285,783,643
Total Investments in Securities	470,697,711	1,187,470,285	0	1,658,167,996
Other Investments - Assets*
Futures Contracts	2,418,917	—	—	2,418,917
Forward Foreign Currency Contracts	—	281,530	—	281,530
	2,418,917	281,530	—	2,700,447
Other Investments - Liabilities*
Futures Contracts	(4,759,019)	—	—	(4,759,019)
Forward Foreign Currency Contracts	—	(85,759)	—	(85,759)
	(4,759,019)	(85,759)	—	(4,844,778)
Total Other Investments	(2,340,102)	195,771	—	(2,144,331)
Total Investments	$468,357,609	$1,187,666,056	$0	$1,656,023,665

*	Unrealized appreciation (depreciation).
Invesco Multi-Asset Income Fund